Federated Hermes International Leaders ETF Expense Example - Federated Hermes International Leaders ETF - Federated Hermes International Leaders ETF	May 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	$ 189